UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2006

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                               [  ] is a restatement.
                               [  ] adds new holdings entries.


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name: Endeavour Capital Advisors, Inc. (1)

Address:    289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name: Glenn M. Hofsess

Title:   Chief Financial Officer

Phone: 203-618-0101

Signature, Place, and Date of Signing:

/s/ Glenn M. Hofsess        Greenwich, CT          11/13/06
           (Name)            (City, State)            (Date)


REPORT TYPE: (CHECK ONLY ONE):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43 Items

Form 13F Information Table Value Total: $ 259,466 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                                                                          VOTING
                                                                TOTAL FMV    TOTAL              INVESTMENT    OTHER     AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS       CUSIP     (X $1000)    SHARES     SH/PRN  DISCRETION   MANAGERS      SOLE
------------------------------------------------------------------------------------------------------------------------------------
ACCO BRANDS CORP                   COM              00081T108     1,585      71,200       SH        SOLE       NONE         71,200
AFFILIATED MANAGERS GROUP          COM              008252108     10,011     100,000      SH        SOLE       NONE        100,000
ALLIANCEBERNSTEIN HOLDING LP       UNIT LTD PARTN   01881G106     3,236      46,900       SH        SOLE       NONE         46,900
AMVESCAP PLC                       SPONSORED ADR    03235E100     4,467      203,800      SH        SOLE       NONE        203,800
TD AMERITRADE HLDG CORP            COM              87236Y108     3,242      172,000      SH        SOLE       NONE        172,000
ASSURANT INC                       COM              04621X108     9,464      177,200      SH        SOLE       NONE        177,200
BANK OF AMERICA CORPORATION        COM              060505104     15,750     294,000      SH        SOLE       NONE        294,000
BEAR STEARNS COS INC               COM              073902108     3,137      22,394       SH        SOLE       NONE         22,394
CABLEVISION SYS CORP               CL A NY CABLVS   12686C109     1,858      81,800       SH        SOLE       NONE         81,800
CIMAREX ENERGY CO                  COM              171798101     1,077      30,600       SH        SOLE       NONE         30,600
CITIGROUP INC                      COM              172967101     6,412      129,100      SH        SOLE       NONE        129,100
COMPANHIA VALE DO RIO DOCE         SPONSORED ADR    204412209     3,290      152,600      SH        SOLE       NONE        152,600
COMPTON PETE CORP                  COM              204940100     662        66,300       SH        SOLE       NONE         66,300
D R HORTON INC                     COM              23331A109     10,124     422,706      SH        SOLE       NONE        422,706
DOWNEY FINL CORP                   COM              261018105     7,592      114,100      SH        SOLE       NONE        114,100
ESCHELON TELECOM INC               COM              296290109     3,053      179,700      SH        SOLE       NONE        179,700
FIFTH THIRD BANCORP                COM              316773100     23,738     623,380      SH        SOLE       NONE        623,380
FIRST DATA CORP                    COM              319963104     8,843      210,550      SH        SOLE       NONE        210,550
HUB INTERNATIONAL LTD              COM              44332P101     10,909     377,217      SH        SOLE       NONE        377,217
LEGG MASON INC                     COM              524901105     9,330      92,500       SH        SOLE       NONE         92,500
LIBERTY GLOBAL INC                 COM SER C        530555309     1,291      51,501       SH        SOLE       NONE         51,501
LIBERTY GLOBAL INC                 COM SER A        530555101     2,187      84,976       SH        SOLE       NONE         84,976
MFA MTG INVTS INC                  COM              55272X102     5,806      779,300      SH        SOLE       NONE        779,300
MITTAL STEEL CO N V                NY REG SH CL A   60684P101     5,809      167,220      SH        SOLE       NONE        167,220
NASDAQ STOCK MARKET INC            COM              631103108     3,475      114,900      SH        SOLE       NONE        114,900
NEW YORK CMNTY BANCORP INC         COM              649445103     11,117     678,692      SH        SOLE       NONE        678,692
NEWS CORP                          CL A             65248E104     2,698      137,300      SH        SOLE       NONE        137,300
OPTIONSXPRESS HLDGS INC            COM              684010101     3,115      111,742      SH        SOLE       NONE        111,742
PETROLEUM GEO SVCS ASA NEW         SPONSORED ADR    716599105     1,105      22,594       SH        SOLE       NONE         22,594
POSCO                              SPONSORED ADR    693483109     2,516      38,750       SH        SOLE       NONE         38,750
PROASSURANCE CORP                  COM              74267C106     8,394      170,340      SH        SOLE       NONE        170,340
PRUDENTIAL FINL INC                COM              744320102     12,429     163,000      SH        SOLE       NONE        163,000
RYLAND GROUP INC                   COM              783764103     2,113      48,900       SH        SOLE       NONE         48,900
SEACOR HOLDINGS INC                COM              811904101     5,915      71,700       SH        SOLE       NONE         71,700
TEEKAY SHIPPING MARSHALL ISL       COM              Y8564W103     3,503      85,200       SH        SOLE       NONE         85,200
TERNIUM S A                        SPON ADR         880890108     1,605      69,300       SH        SOLE       NONE         69,300
TOLL BROTHERS INC                  COM              889478103     3,299      117,500      SH        SOLE       NONE        117,500
UCBH HOLDINGS INC                  COM              90262T308     3,320      190,140      SH        SOLE       NONE        190,140
U S B HLDG INC                     COM              902910108     3,404      154,310      SH        SOLE       NONE        154,310
GRACE W R & CO DEL NEW             COM              38388F108     5,848      441,000      SH        SOLE       NONE        441,000
WASHINGTON MUT INC                 COM              939322103     18,396     423,180      SH        SOLE       NONE        423,180
WCI CMNTYS INC                     COM              92923C104     2,243      128,603      SH        SOLE       NONE        128,603
ZENITH NATL INS CORP               COM              989390109     12,099     303,300      SH        SOLE       NONE        303,300

                                                                 259,466   8,121,495                                     8,121,495


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